SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ---------------------

Check here if Amendment (   ); Amendment Number:
                                                 ------------------------
This Amendment (Check only one.):     (      )    is a restatement.
                                      (      )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
                ------------------------------------------------
Address:        15 Old Danbury Road
                ------------------------------------------------
                P. O. Box 812
                ------------------------------------------------
                Wilton, CT  06897-0812
                ------------------------------------------------

Form 13F File Number: 28 - 06755
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Andrew A. Kandiew
               ---------------------------------------------------------------
Title:         Treasurer, Commonfund Asset Management Company, Inc.
               ---------------------------------------------------------------
Phone:         203-563-5263
               ---------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew A. Kandiew                 Wilton, CT               5/14/02
---------------------------------     ------------------       ---------------
(Signature)                           (City, State)            (Date)

Report Type  (Check only one.):

(     )    13F HOLDINGS REPORT.   (Check here if all holdings of this
           reporting manager are reported in this report.)

(     )    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        48
                                          --------------------

Form 13F Information Table Entry Total:   1
                                          --------------------

Form 13F Information Table Value Total:   $6,522,989
                                          -----------------------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.      FORM 13F FILE NUMBER         NAME OF SUB-ADVISER
  ---      --------------------         -------------------

   1       28-5970                      Advanced Investment Technology, Inc.
   2       28-2321                      Alliance Capital Management
   3       28-2616                      Angelo, Gordon & Co., L.P.
   4       28-5422                      Artisan Partners
   5       28-05416                     Bee & Associates
   6       28-00620                     Boston Company Asset Management
   7       28-96                        Capital Guardian Trust Company
   8       28-05519                     CapitalWorks Investment Partners
   9       28-4751                      Constitution Research & Management
   10      28-3702                      Credit Suisse Asset Mgmt, LLC
   11      28-03121                     Dorset Mgmt. Corp.
   12      28-3404                      Duncan-Hurst Capital Management
   13      28-09996                     Evnine-Vaughan Assoc.
   14      28-05582                     First Quadrant LP
   15      28-04874                     Gardner Lewis Asset Management
   16      28-4981                      Goldman Sachs Asset Management
   17      28-03377                     Grantham, Mayo, Van Otterloo & Co. LLC
   18      28-2013                      Harris Associates, L.P.
   19      28-10081                     Helix Investment Partners
   20      28-05139                     High Rock Capital LLC
   21      28-16                        ICAP
   22      none                         Income Research & Management
   23      28-06008                     Iridian Asset Management, LLC
   24      28-74                        Jennison Associates
   25      28-01944                     John A. Levin & Co.
   26      28-1316                      KR Capital
   27      28-00977                     Lincoln Capital Management Company
   28      28-00158                     Marsico Asset Management , LLC
   29      28-04632                     Martingale Asset Management
   30      28-5523                      NewBridge Partners, LLC
   31      28-03425                     NewSouth Capital Management, Inc.
   32      28-06539                     NorthPointe Capital

   33      28-05050                     Oaktree Capital Mgmt, LLC
   34      28-3530                      Omega Advisors
   35      28-03791                     Pzena Investment Management
   36      28-04492                     Reams Asset Mgmt. Co, LLC
   37      28-04731                     Schroder Capital Management
   38      28-04605                     Shaker Investments
   39      28-04097                     Shapiro Capital Management
   40      28-5324                      Skyline Asset Management
   41      28-1399                      Southeastern Asset Management
   42      28-00399                     SSGA Funds Management, Inc.
   43      28-1693                      Steinberg Priest Capital Management
   44      28-1202                      Stong Capital Management, Inc.
   45      28-2924                      Turner Investment Partners, Inc.
   46      28-7802                      Veredus Asset Management, LLC
   47      28-02927                     Water Street Capital Inc.
   48      28-1700                      Western Asset Management Company

                   COMMONFUND ASSET MANAGEMENT COMPANY, INC.
                          FORM 13F INFORMATION TABLE
                     FOR THE PERIOD ENDING MARCH 31, 2002



       COLUMN 1       COLUMN 2       COLUMN 3       COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

    --------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER  TITLE OF CLASS    CUSIP         MARKET   SHRS OR  SH/  PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
                                                     VALUE   PRN AMT PRN   CALL  DISCRETION     MANAGERS   SOLE  SHARE  NONE
                                                                                                                   D
    --------------------------------------------------------------------------------------------------------------------------

    HOUSEHOLD INT'L SR DB ZERO CV    441815an7    6,522,989  8,000   PRN          DEFINED          22        0     0    8,000
